Securities Sold Under Agreements to Repurchase (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015
Short-term Debt [Line Items]
Balance outstanding at year end	$ 5,691	$ 5,691
Average daily balance during the year	$ 11,058	$ 9,769
Average interest rate during the year	0.12%	0.12%
Maximum month-end balance during the year	$ 14,200	$ 12,934
Weighted-average interest rate at year end	0.12%	0.12%